Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Total Income Before Income Taxes and Provision for Income Taxes

Following is the total income before income taxes and the provision for income taxes for the three years ended December 31, 2013.

Year ended December 31 (millions)	2013	2012	2011
Income before income taxes
United States	$28.4	$32.5	$(20.4)
Foreign	191.0	221.6	226.4
Total income before income taxes	$219.4	$254.1	$206.0
Provision for income taxes
Current
United States	$8.0	$3.6	$2.8
Foreign	63.0	66.5	43.8
State and local	(.2)	–	.2
Total	70.8	70.1	46.8
Deferred
Foreign	28.5	27.2	18.0
Total provision for income taxes	$99.3	$97.3	$64.8

Reconciliation of the Provision for Income Taxes

Following is a reconciliation of the provision for income taxes at the United States statutory tax rate to the provision for income taxes as reported:

Year ended December 31 (millions)	2013	2012	2011
United States statutory income tax provision	$76.8	$88.9	$72.1
Income and losses for which no provision or benefit has been recognized	13.5	7.0	21.8
Foreign rate differential and other foreign tax expense	(23.0)	(32.2)	(16.8)
Income tax withholdings	15.4	20.3	16.7
Permanent items	4.0	4.0	4.2
Enacted rate changes	8.9	9.0	8.4
Change in uncertain tax positions	4.4	4.5	6.1
Change in valuation allowances due to changes in judgment	(.5)	–	(15.2)
Income tax credits, U.S.	–	(4.0)	(4.2)
Tax audit matters	–	–	(28.3)
Other	(.2)	(.2)	–
Provision for income taxes	$99.3	$97.3	$64.8

Significant Portions of Deferred Tax Assets and Liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2013 and 2012 were as follows:

December 31 (millions)	2013	2012
Deferred tax assets
Tax loss carryforwards	$888.8	$914.9
Postretirement benefits	566.3	905.4
Foreign tax credit carryforwards	252.4	564.3
Capitalized research and development	89.7	149.6
Other tax credit carryforwards	88.9	116.8
Deferred revenue	86.4	76.1
Employee benefits and compensation	42.4	55.9
Purchased capitalized software	41.3	43.7
Depreciation	31.6	34.8
Capitalized costs	16.5	16.5
Warranty, bad debts and other reserves	14.6	15.1
Other	26.8	30.0
	2,145.7	2,923.1
Valuation allowance	(1,998.8)	(2,731.8)
Total deferred tax assets	$146.9	$191.3
Deferred tax liabilities
Other	$33.0	$25.6
Total deferred tax liabilities	$33.0	$25.6
Net deferred tax assets	$113.9	$165.7

Reconciliation of Changes in Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Year ended December 31 (millions)	2013	2012	2011
Balance at January 1	$29.2	$24.3	$19.5
Additions based on tax positions related to the current year	(2.4)	3.5	6.0
Changes for tax positions of prior years	(.1)	1.4	–
Reductions as a result of a lapse of applicable statute of limitations	–	(.4)	–
Settlements	(.2)	(.7)	(1.2)
Changes due to foreign currency	(.2)	1.1	–
Balance at December 31	$26.3	$29.2	$24.3